CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($)		Total		Members' Equity	Common Partners	Common Stock	Accumulated Deficit	Paid-In Capital	AOCL
Common stock, beginning balance (in shares) at Dec. 31, 2013						100
Common stock, value, outstanding at Dec. 31, 2013						$ 1
Beginning balance at Dec. 31, 2013		$ 120,714,118		$ 116,370,107	$ 0		$ 5,928,873	$ 0	$ (1,584,863)
Increase (Decrease) in Partners' Capital [Roll Forward]
Capital contributions		134,553,502		134,553,502
Dividends paid		(12,301)					(12,301)
Capital distributions		(12,301)					(12,301)
Contribution of predecessor interests for 20MM units (Note 1) (in shares)						(100)
Contribution of predecessor interests for 20MM units (Note 1)		(3,191,120)		(172,529,028)	180,465,348	$ (1)	(11,127,439)
Acquisition of Stingray (Note 12)		183,630,000			183,630,000
Net income (loss) | Restatement Adjustment		6,488,525		6,488,525
Net income (loss)	[1],[2]	4,477,977
Other comprehensive income		472,714							472,714
Common stock, ending balance (in shares) at Dec. 31, 2014	[3]					0
Common stock, value, outstanding at Dec. 31, 2014	[3]					$ 0
Ending balance at Dec. 31, 2014	[3]	444,483,731		89,273,525	356,322,355		0	0	(1,112,149)
Increase (Decrease) in Partners' Capital [Roll Forward]
Dividends paid		(3,902,711)		(3,902,000)	(711)
Capital distributions		(3,902,711)		(3,902,000)	(711)
Net income (loss)		(21,819,431)	[1],[2]	5,411,983	(27,231,414)
Other comprehensive income		(4,814,819)
Common stock, ending balance (in shares) at Dec. 31, 2015	[3]					0
Common stock, value, outstanding at Dec. 31, 2015	[3]					$ 0
Ending balance at Dec. 31, 2015	[3]	413,946,770		90,783,508	329,090,230		0	0	(5,926,968)
Increase (Decrease) in Partners' Capital [Roll Forward]
Dividends paid		(5,000,000)		(5,000,000)
Capital distributions		(5,000,000)		(5,000,000)
Equity based compensation		(18,683)			(18,683)
LLC Conversion (Note 1)					(296,986,430)			296,986,430
Issuance of common stock at public offering, net of offering costs (in shares)						37,500,000
Issuance of common stock at public offering, net of offering costs, Common Stock, Amount		103,074,661				$ 375,000
Stock-based compensation		519,830						519,830
Net income (loss) | Restatement Adjustment		(4,044,833)		(4,044,833)
Net income (loss)	[1],[2]	(92,452,828)
Other comprehensive income		2,710,605							2,710,605
Common stock, ending balance (in shares) at Dec. 31, 2016	[3]					37,500,000
Common stock, value, outstanding at Dec. 31, 2016	[3]					$ 375,000
Ending balance at Dec. 31, 2016	[3]	$ 422,780,355		$ 81,738,675	$ 0		$ (56,322,878)	400,205,921	$ (3,216,363)
Increase (Decrease) in Partners' Capital [Roll Forward]
Issuance of common stock at public offering, net of offering costs, Paid-In Capital								$ 102,699,661

[1]	Financial information has been recast to include the financial position and results attributable to Sturgeon. See Note 15.
[2]	Financial information has been recast to include the financial position and results attributable to Sturgeon. See Note 15.
[3]	Financial information includes the financial position and results attributable to Sturgeon. See Note 15.